Deferred Tax Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Tax Assets [Abstract]
Schedule of Presented the Category of Deferred Tax Assets	The followings presented the category of deferred tax assets recognized by the Group and movements thereon:
	Tax losses	Depreciation	Others	Total
	USD’000	USD’000	USD’000	USD’000
As of 1/1/2022	94	77	11	182
Credit for the year	—	131	—	131
Exchange adjustments	(8)	(11)	(1)	(20)

As of 31/12/2022	86	197	10	293
Credit for the year	—	166	35	201
Exchange adjustments	(2)	(5)	1	(6)
As of 31/12/2023	84	358	46	488